STOCKHOLDERS' EQUITY (Details 4)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Risk-free rate of return	1.73%	1.41%
Expected life in years	5 years 10 months 17 days
Volatility	90.00%
Volatility (Minimum)		87.00%
Volatility (Maximum)		95.00%
Forfeiture rate	2.60%	2.60%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		4 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life in years		7 years